Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2014
Summary of Significant Accounting Policies
Basis of Presentation

  Basis of Presentation

          The Company's accounting and financial reporting policies conform to accounting principles generally accepted in the United States of America.

          During the preparation of the financial statements for the year ended December 31, 2011, the Company identified adjustments relating to timing of revenue recognition, accrued sales taxes and expenses on related party loans affecting 2010 and prior periods. The aggregate amount of these adjustments would have reduced net loss by $360,000 and $420,000 for 2009 and 2010, respectively. The Company concluded these adjustments were not material to any prior reporting period. The Company also concluded that recording the cumulative effect of these adjustments of $780,000 during the year ended December 31, 2011 was not material to the 2011 financial statements and accordingly, the Company recorded these adjustments during the year ended December 31, 2011.

Unaudited Interim Financial Statements

  Unaudited Interim Financial Statements

          The accompanying interim consolidated balance sheet at June 30, 2014, the consolidated statements of comprehensive loss, and cash flows for the six months ended June 30, 2013 and 2014, the consolidated statement of stockholders' equity (deficit) for the six months ended June 30, 2014 and the financial information disclosed in these notes to the consolidated financial statements related to the six months ended June 30, 2013 and 2014 are unaudited. These unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. In the opinion of the Company's management, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company's financial position at June 30, 2014 and its results of operations and its cash flows for the six months ended June 30, 2013 and 2014. The results for the six months ended June 30, 2014 are not necessarily indicative of the results expected for the full year.

Reclassification

  Reclassification

          Certain prior year balance sheet amounts have been reclassified for consistency with the current period presentation. These reclassifications were not material to the financial statements.

Principles of Consolidation

  Principles of Consolidation

          The accompanying consolidated financial statements include the accounts of TrueCar and its wholly owned subsidiaries. Business acquisitions are included in the Company's consolidated financial statements from the date of the acquisition. The Company's purchase accounting resulted in all assets and liabilities of acquired businesses being recorded at their estimated fair values on the acquisition dates. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

  Use of Estimates

          The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Assets and liabilities which are subject to judgment and use of estimates include sales allowances and allowances for doubtful accounts, the fair value of assets and liabilities assumed in business combinations, the recoverability of goodwill and long-lived assets, valuation allowances with respect to deferred tax assets, useful lives associated with property and equipment and intangible assets, contingencies, and the valuation and assumptions underlying stock-based compensation and other equity instruments. On an ongoing basis, the Company evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities. In addition, the Company engaged valuation specialists to assist with management's determination of the valuation of common stock, in periods prior to the Company's initial public offering, and fair values of assets and liabilities assumed in business combinations.

Segments

  Segments

          The Company has one operating segment. The Company's Chief Operating Decision Maker ("CODM"), the Chief Executive Officer and the Chief Financial Officer, manages the Company's operations based on consolidated financial information for purposes of evaluating financial performance and allocating resources.

          The CODM reviews separate revenue information for its Transactions and Data and Other offerings. All other financial information is reviewed by the CODM on a consolidated basis. All of the Company's principal operations, decision-making functions and assets are located in the United States.

Fair Value Measurements

  Fair Value Measurements

          Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

          Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

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  Level 1 — Quoted prices in active markets for identical assets or liabilities or funds.

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  Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Treasury, U.S. Government and agency debt securities, and certain corporate obligations.

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  Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

  Fair Value Methods

          Fair value is based on quoted market prices, if available. If listed prices or quotes are not available, fair value is based on internally developed models that primarily use as inputs market-based or independently sourced market parameters.

          For financial instruments measured at fair value, the following section describes the valuation methodologies, key inputs and significant assumptions.

  Cash Equivalents

          Cash equivalents, consisting primarily of money market instruments and debt securities represent highly liquid investments with maturities of three months or less at purchase. Generally, market prices are used to determine the fair value of money market instruments and debt securities.

  Marketable Securities

          The marketable securities portfolio consists of debt securities. The Company uses quoted prices of identical securities traded in active and inactive markets.

  Preferred Stock Warrant Liability

          The convertible preferred stock issuable upon exercise of the convertible preferred stock warrants contained a puttable feature triggered by a deemed liquidation resulting from a change of control. Accordingly, warrants to purchase shares of the Company's convertible preferred stock were classified as a liability, recorded at fair value, and were re-measured to fair value at the end of each period.

          On August 30, 2011, in connection with the conversion of all the Company's then outstanding shares of convertible preferred stock to common stock, all the warrants to purchase shares of the Company's preferred stock were converted to warrants to purchase shares of the Company's common stock on a one-for-one basis. Upon conversion, the warrants were reclassified as equity and are no longer re-measured to fair value under generally accepted accounting principles. The fair value of the preferred stock warrants at the date of conversion was reclassified to additional paid-in capital.

          The Company determined the fair value of its convertible preferred stock warrants with the assistance of a third-party valuation specialist using the Black-Scholes option pricing model with the following assumptions at August 30, 2011, the date the warrants to purchase shares of the Company's preferred stock were converted to warrants to purchase shares of the Company's common stock:

2011
Risk-free interest rate	0.01% - 0.30%
Expected term (years)	0.3 - 2.7
Expected volatility	45.00%
Dividend yield	—

  Contingent Consideration Liability

          The Company recorded a contingent consideration liability upon the acquisition of Carperks in 2011 (Note 3). Contingent consideration is measured at fair value and is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions the Company believes would be made by a market participant. The Company assesses these estimates on an on-going basis as additional data impacting the assumptions is obtained. Changes in the fair value of contingent consideration related to updated assumptions and estimates are recognized within the consolidated statements of comprehensive loss. The Company determined the fair value of the contingent consideration using the probability adjusted discounted cash flow method. The significant unobservable inputs used in the fair value measurement of contingent consideration are the probabilities of achieving sales milestones, the period in which these milestones are expected to be achieved, and discount rates. At December 31, 2012, it was determined to be probable that the Company would achieve the sales milestones as included in the Carperks purchase agreement. This resulted in the recognition of an obligation of $1.8 million at December 31, 2012. The change in the fair value of contingent consideration liability during the year ended December 31, 2012, primarily related to a significant increase in the probability of achieving the sales milestone as a result of the Company amending the original agreement to expand the time permitted to achieve the milestone.

          Significant increases or decreases in the probabilities of achieving the milestones would result in a significantly higher or lower fair value measurement, respectively. Significant increases or decreases in the period in which milestones will be achieved would result in a significantly lower or higher fair value measurement, respectively. The Company paid Carperks approximately $1.9 million through December 31, 2013 as the sales milestones were achieved during 2013.

          The following table summarizes the Company's financial assets and liabilities measured at fair value on a recurring basis at December 31, 2012, 2013 and at June 30, 2014 (unaudited) by level within the fair value hierarchy. Financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement (in thousands):

	At December 31, 2012				At December 31, 2013				At June 30, 2014 (unaudited)
	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents	$6,807	$—	$—	$6,807	$7,726	$—	$—	$7,726	$98,929	$—	$—	$98,929

Total Assets	$6,807	$—	$—	$6,807	$7,726	$—	$—	$7,726	$98,929	$—	$—	$98,929

Contingent consideration	$—	$—	$1,798	$1,798	$—	$—	$—	$—	$—	$—	$—	$—

Total Liabilities	$—	$—	$1,798	$1,798	$—	$—	$—	$—	$—	$—	$—	$—

          The following table summarizes the changes in Level 3 financial instruments.

	Warrants	Contingent Consideration
Fair value, at December 31, 2010	$670	$—
Contingent consideration from acquisitions	—	428
Changes in fair value	1,882	—
Conversion of preferred stock warrants to common stock warrants	(2,552)	—

Fair value, at December 31, 2011	$—	$428
Changes in fair value	—	1,370

Fair value, at December 31, 2012	$—	$1,798
Changes in fair value	—	95
Payments on contingent consideration	—	(1,893)

Fair value, at December 31, 2013 and June 30, 2014 (unaudited)	$—	$—

          The carrying amounts of cash equivalents, restricted cash, accounts receivable, prepaid and other current assets, accounts payable, and accrued liabilities approximate fair value because of the short maturity of these items. The fair value of the Company's revolving line of credit approximates carrying value based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

          Certain assets, including goodwill and intangible assets are also subject to measurement at fair value on a non-recurring basis if they are deemed to be impaired as a result of an impairment review. For the years ended December 31, 2012 and 2013, and the six months ended June 30, 2014 (unaudited) no impairments were recorded on those assets required to be measured at fair value on a non-recurring basis.

Concentrations of Credit and Business Risk

Concentrations of Credit and Business Risk

          Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents, accounts receivable and notes receivable from related parties (Note 13).

          The Company, at times, maintains cash balances at financial institutions in excess of amounts insured by United States government agencies or payable by the United States government directly. The Company places its cash and cash equivalents with high credit quality financial institutions.

          Each reporting period, the Company reevaluates each customer's ability to satisfy credit obligations and maintains an allowance for doubtful accounts based on the evaluations. No single customer comprised more than 10% of the Company's total revenues for the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2013 and 2014 (unaudited). No single customer comprised more than 10% of the Company's accounts receivable balance at December 31, 2012 and 2013 and June 30, 2014 (unaudited).

          The Company's single largest source of unique visitors to its Auto Buying Programs comes from its affinity group marketing partner relationship with United Services Automobile Association ("USAA"), a related party (Note 13). Changes in the Company's relationship with USAA and its promotion and marketing of the Company's Auto Buying Programs may have a material adverse effect on the Company's business, financial condition, results of operations and cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

          The Company considers all highly liquid investments purchased with an original or remaining maturity at the date of purchase of three months or less to be cash equivalents. At December 31, 2012 and 2013, and June 30, 2014 (unaudited) cash and cash equivalents were comprised of cash held in money market funds and checking accounts.

Restricted Cash

Restricted Cash

          Restricted cash at December 31, 2012 and 2013 and June 30, 2014 (unaudited) represents cash on deposit with a financial institution which served as collateral under an Automotive Website Program Partnership Agreement with Yahoo! (Note 8).The restriction on the cash will lapse in conjunction with the expiration of the credit agreement on September 29, 2014.

Investments in Marketable Securities

Investments in Marketable Securities

          Investments in marketable securities are classified as available for sale and are recorded at fair value, with the unrealized gains and losses if any, net of taxes, reported as a component of accumulated other comprehensive income (loss) until realized or until a determination is made that other-than-temporary decline in market value or impairment has occurred.

          When the Company does not intend to sell a debt security, and it is more likely than not that the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of other-than-temporary impairment of a debt security into earnings and the remaining portion in other comprehensive (loss). The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as determined based on cash flow projections. The Company did not have any debt securities with other-than-temporary impairments at December 31, 2011. The Company did not hold any debt securities at December 31, 2012 and 2013 and June 30, 2014 (unaudited).

          In determining whether other-than-temporary impairment exists for equity securities, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

          The cost of marketable securities sold is based upon the specific identification method and any realized gains or losses on the sale of investments are reflected as a component of other income or expense. There were no significant realized and unrealized gains or losses on marketable securities for the years ended December 31, 2011, 2012 and 2013 and the six months ended June 30, 2013 (unaudited) and June 30, 2014 (unaudited).

          In addition, the Company classifies marketable securities as current or non-current based upon whether such assets are reasonably expected to be realized in cash or sold or consumed during the normal operating cycle.

Accounts Receivable, Allowance for Doubtful Accounts, and Sales Allowances

Accounts Receivable, Allowance for Doubtful Accounts, and Sales Allowances

          The Company extends credit in the normal course of business to its customers and performs credit evaluations on a case-by-case basis. The Company does not obtain collateral or other security related to its accounts receivable.

          Accounts receivable are recorded based on the amount due from the customer and do not bear interest. The Company reduces accounts receivable by a sales allowance and an allowance for doubtful accounts.

          The Company establishes sales allowances at the time of revenue recognition based on its history of adjustments and credits provided to its network of dealers. Sales allowances relate primarily to credits issued where a dealer claims that an introduction was previously identified by the dealer from a source other than the Company. While contractually obligated to pay the invoice, the Company may issue a credit against the invoice to maintain overall dealer relations. In assessing the adequacy of the sales allowance, the Company evaluates its history of adjustments and credits made through the date of the issuance of the financial statements. Estimated sales adjustments and credits and ultimate losses may vary from actual results which could be material to the financial statements, however, to date, actual sales allowances have been materially consistent with the Company's estimates.

          The Company determines its allowance for doubtful accounts based on its historical write-off experience and when specific circumstances make it likely that recovery will not occur. The Company reviews the allowance for doubtful accounts each reporting period and assesses the aging of account balances, with an emphasis on those that are past due over ninety days. Account balances are charged off against the allowance when the Company determines that it is probable the receivable will not be recovered. The Company does not have any off-balance sheet credit exposure related to its customers.

          The following table summarizes the changes in the allowance for doubtful accounts and sales allowances (in thousands):

	Year Ended December 31,
	2011	2012	2013
Allowances, at beginning of period	$433	$2,369	$1,621
Charged as a reduction of revenue	6,304	6,898	6,985
Charged to bad debt expense in general and administrative expenses	137	668	153
Write-offs, net of recoveries	(4,505)	(8,314)	(6,575)

Allowances, at end of period	$2,369	$1,621	$2,184

Property and Equipment, net

Property and Equipment, net

          Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally three to five years, or for leasehold improvements, over the term of the lease if shorter. Maintenance and repairs are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Company's results of operations.

          The Company leases equipment under capital lease agreements. The assets and liabilities under capital lease are recorded at the lesser of the present value of aggregate future minimum lease payments, including estimated bargain purchase options, or the fair value of the asset under lease. Assets under capital lease are depreciated using the straight-line method over the life of the lease.

Software and Website Development Costs

Software and Website Development Costs

          The Company accounts for the costs of computer software obtained or developed for internal use in accordance with ASC 350, Intangibles — Goodwill and Other. Computer software development costs and website development costs are expensed as incurred, except for internal use software or website development costs that qualify for capitalization as described below, and include compensation and related expenses, costs of computer hardware and software, and costs incurred in developing features and functionality. These capitalized costs are included in property and equipment on the consolidated balance sheets.

          The Company expenses costs incurred in the preliminary project and post implementation stages of software development and capitalizes costs incurred in the application development stage and costs associated with significant enhancements to existing internal use software applications.

          Software development costs are amortized using the straight-line method over an estimated useful life of three years commencing when the software development project is ready for its intended use.

          Costs incurred related to less significant modifications and enhancements as well as maintenance are expensed as incurred.

          At December 31, 2012 and 2013, and June 30, 2014, internal use capitalized software development costs were $11.2 million, $16.2 million, and $20.4 million (unaudited) respectively, before accumulated amortization of $3.5 million, $6.4 million, and $8.5 million (unaudited) respectively. During 2013, the Company wrote off capitalized software development costs that were no longer in use of $1.6 million and accumulated amortization of $0.9 million, which resulted in an acceleration of amortization of $0.7 million.

          Amortization expense with respect to capitalized software development costs at December 31, 2013 for each of the three years through December 31, 2016 is estimated as follows (in thousands):

Years ended December 31,
2014	4,626
2015	3,521
2016	1,690

Total amortization expense	$9,837

Intangible Assets Acquired in Business Combinations

Intangible Assets Acquired in Business Combinations

          The Company performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination, and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on its best estimate of fair value. Acquired intangible assets include: trade names, customer relationships, and developed technology. The Company determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortized over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortization. The estimated useful lives for trade names, customer relationships, and technology are generally, one to fifteen years, five to ten years, and three to ten years, respectively.

Long Lived Assets

Long-Lived Assets

          The Company evaluates the recoverability of its long-lived assets with finite useful lives for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Such triggering events or changes in circumstances may include: a significant decrease in the market price of a long-lived asset, a significant adverse change in the extent or manner in which a long-lived asset is being used, significant adverse change in legal factors or in the business climate, the impact of competition or other factors that could affect the value of a long-lived asset, a significant adverse deterioration in the amount of revenue or cash flows expected to be generated from an asset group, an accumulation of costs significantly in excess of the amount originally expected for the acquisition or development of a long-lived asset, current or future operating or cash flow losses that demonstrate continuing losses associated with the use of a long-lived asset, or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. If events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable and the expected undiscounted future cash flows attributable to the asset group are less than the carrying amount of the asset group, an impairment loss equal to the excess of the asset's carrying value over its fair value is recorded. Fair value is determined based upon estimated discounted future cash flows. During the years ended December 31, 2011, 2012 and 2013, and the six months ended June 30, 2014 (unaudited), there were no impairment charges recorded on the Company's long-lived assets.

Goodwill

Goodwill

          Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination.

          Goodwill is tested for impairment at least annually at the reporting unit level or whenever events or changes in circumstances indicate that goodwill may be impaired.

          Events or changes in circumstances which could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Company's use of the acquired assets or the strategy for the Company's overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.

          The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. However, if an entity concludes otherwise, it is required to perform the first of a two-step impairment test. Alternatively, the Company may elect to proceed directly to the first of a two-step impairment test and bypass the qualitative assessment.

          The first step involves comparing the estimated fair value of a reporting unit with its respective book value, including goodwill. If the estimated fair value exceeds book value, goodwill is considered not to be impaired and no additional steps are necessary. If, however, the fair value of the reporting unit is less than book value, then the carrying amount of the goodwill is compared with its implied fair value. The estimate of implied fair value of goodwill may require valuations of certain internally generated and unrecognized intangible assets. If the carrying amount of goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to the excess. The Company tests for goodwill impairment annually at December 31. During the years ended December 31, 2011, 2012 and 2013, there were no impairment charges recorded on the Company's goodwill. The fair value of reporting units exceeded their carrying values by a significant margin during each reporting period. During the six months ended June 30, 2014, there were no triggering events which would require an impairment assessment to be performed of the Company's goodwill (unaudited).

Revenue Recognition

Revenue Recognition

          The Company recognizes revenue, net of sales allowances, when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured. Deferred revenue is recognized on the accompanying consolidated balance sheets when payments are received in advance of the Company meeting all of the revenue recognition criteria described above. The Company recorded deferred revenue (included in other accrued expenses) of $0.4 million at December 31, 2012 and 2013, and $0.7 million at June 30, 2014 (unaudited).

Transaction Revenues

Auto Buying Program Revenues

          Revenues consist of fees paid by dealers participating in the Company's dealer network with which the Company has an agreement. Dealers pay the Company fees either on a per vehicle basis for sales to Auto Buying Program users or in the form of a subscription arrangement.

          The Company recognizes revenue for fee arrangements based on a per vehicle basis when the vehicle sale has occurred between the Auto Buying Program user and the dealer. Under the contractual terms and conditions of arrangements with its network of participating certified dealers, the dealer is required to pay the Company upon the sale of a vehicle to an Auto Buying Program user that has been provided to the dealer by the Company. Recognition of revenue from the sale is not contingent upon verification or acceptance of the transaction by the dealer.

          Upon a user deciding to proceed with the user's vehicle purchase through the Company, the user provides his or her name, address, e-mail, and a phone number during the process of obtaining a Guaranteed Savings Certificate, which gives the Company the identity and source of a TrueCar introduction provided to a specific dealer prior to an actual sale occurring. After a sale occurs, the Company receives information regarding the sale, including the identity of the purchaser, via the dealer management system used by the dealer that made the sale. In addition to dealer management systems, the Company receives information regarding vehicle sales from a variety of data sources, including third party car sales aggregators, car dealer networks, and other publicly available sources (collectively "sales data") and uses this sales data to further verify that a sale has occurred between an Auto Buying Program user and a dealer, as well as a means to invoice the dealer shortly after the completion of the sales transaction. Actual vehicle sales data is reported on a daily basis shortly following the date of sale.

          The Company also recognizes revenue from dealers under subscription agreements. Subscription fee arrangements are short-term in nature with terms ranging from one to three months and are cancellable by the dealer or the Company at any time. Subscription arrangements fall into three types: flat rate subscriptions, subscriptions subject to downward adjustment based on a minimum number of vehicle sales ("guaranteed sales") and subscriptions subject to downward adjustment based on a minimum number of introductions ("guaranteed introductions"). Under flat rate subscription arrangements fees are charged at a monthly flat rate regardless of the number of sales made to users of the Company's platform by the dealer. For flat rate subscription arrangements the Company recognizes the fees as revenue over the subscription period on a straight line basis which corresponds to the period that the Company is providing the dealer access to the Auto Buying Program. Under guaranteed sales subscription arrangements fees are charged based on the number of guaranteed sales multiplied by a fixed amount per vehicle. To the extent that the actual number of vehicles sold by the dealers to users of the Company's platform is less than the number of guaranteed sales, the Company provides a credit to the dealer. To the extent that the actual number of vehicles sold exceeds the number of guaranteed sales, the Company is not entitled to any additional fees. Under guaranteed introductions subscription arrangements, fees are charged based on a periodically-updated formula that considers, among other things, the introductions anticipated to be provided to the dealer. To the extent that the number of actual introductions is less than the number of guaranteed introductions, the Company provides a credit to the dealer. To the extent that the actual number of introductions provided exceeds the number guaranteed, the Company is not entitled to any additional fees. For guaranteed sales and guaranteed introductions subscription arrangements, the Company recognizes revenue based on the lesser of (i) the actual number of sales generated or introductions delivered through the Auto Buying Program during the subscription period multiplied by the contracted price per sale/introduction or (ii) the straight-line of the subscription fee over the period over which the services are delivered.

OEM Incentives

          The Company enters into arrangements with automobile manufacturers ("OEM") to promote the sale of their vehicles through the offering of additional consumer incentives to members of the Company's affinity group marketing partners. These manufacturers pay a per-vehicle fee to the Company for promotion of the incentive and the Company recognizes as revenue the per-vehicle incentive fee at the time the sale of the vehicle has occurred between the Auto Buying Program user and the dealer.

Data and Other Revenues

Data and Other Services

          Revenues are generated from the sale of lease residual value data for new and used leased automobiles, guidebooks, and consulting services. Sales are principally made to vehicle manufacturers, vehicle financing companies, investment banks, automobile dealers, and insurance companies. Data and consulting services customers typically prepay for lease residual value data and guidebooks annually in the form of a subscription in advance.

          Data and consulting services sales arrangements may include multiple deliverables including sale of lease residual data, from guidebooks and from consulting services. For multiple deliverable revenue arrangements, the Company first assesses whether each deliverable has value to the customer on a standalone basis and performance is considered probable and substantially in its control. Data and consulting services can be sold both on a standalone basis and as part of multiple deliverable arrangements. The deliverables constitute separate units of accounting because the deliverables have standalone value to the customer and as such, the total arrangement consideration is allocated to each unit of accounting using the relative selling price hierarchy. This hierarchy requires the selling price of each deliverable in a multiple deliverable revenue arrangement to be based on, in descending order: (i) vendor-specific objective evidence, or VSOE, (ii) third-party evidence of selling price, or TPE, or (iii) management's best estimated selling price, or BESP.

          The Company cannot establish VSOE or TPE because the deliverables are not sold separately within a sufficiently narrow price range or third party pricing for comparable services is not available; therefore, it applies judgment to determine BESP. The objective of BESP is to determine the price at which the Company would transact a sale if the service were sold on a stand-alone basis. The determination of BESP requires the Company to make significant estimates and judgments and the Company considers numerous factors in this determination, including the nature of the deliverables, market conditions and the competitive landscape, internal costs, and its pricing and discounting practices. The Company updates its estimates of BESP on a periodic basis as events and as circumstances may require.

          Revenue allocated to each element from the sale of lease residual value data, guidebooks, and consulting services is recognized when the basic recognition criteria are met for each element. Sales attributed to residual value data and guidebooks are recognized when the data or guidebooks are delivered and consulting services are recognized when the project is completed.

Lead Referral Fees

          Lead referral fee revenues consist of fees earned through an online process that refers consumers to out-of-network auto dealers and financing companies for new and used vehicles and auto loans when the Company is unable to identify a dealer with a vehicle in the Company's dealer network for which a prospective car buyer is searching. Fees are recognized at the time the lead referral is transmitted to, and accepted by, the lead buying entities and are not contingent on the sale of a vehicle. The Company is not a party to the arrangement with, and is not the primary obligor with, the lead buyer's dealer and accordingly, revenue is recognized for the net fee received for the lead from the lead buyer.

Cost of Revenue (exclusive of depreciation and amortization)

Cost of Revenue (exclusive of depreciation and amortization)

          Cost of revenue includes expenses related to the fulfillment of the Company's services, consisting primarily of data costs and licensing fees paid to third party service providers and expenses related to operating the Company's website and mobile applications, including those associated with its data centers, hosting fees, data processing costs required to deliver introductions to its network of TrueCar Certified Dealers, employee costs related to dealer operations, sales matching, and employee and consulting costs related to delivering data and consulting services to the Company's customers. Cost of revenue excludes depreciation and amortization of software development costs and other hosting and data infrastructure equipment used to operate the Company's platforms, which are included in the depreciation and amortization line item on its statement of comprehensive loss.

Sales and Marketing

Sales and Marketing

          Sales and marketing expenses consist primarily of radio and television advertising and digital customer acquisition costs, loan subvention costs where the Company pays certain affinity group marketing partners a portion of a consumers' borrowing costs for car loan products offered by these affinity group marketing partners, marketing fees earned by affinity group marketing partners for sales of vehicles from consumer traffic originated from Auto Buying Program websites maintained and operated by the Company for affinity group marketing partners and headcount related expenses for its sales and marketing staff, including salaries, benefits, bonuses, stock-based compensation and commissions costs of marketing and promotional events, public relations costs, corporate communications, and allocated overhead. In addition, the Company also includes compensation expense in sales and marketing recorded in connection with the fair value of warrants issued to an affinity group partner, a direct marketing firm and a service provider (Note 9).

          The Company classifies fees paid to affinity group marketing partners as sales and marketing expense as the affinity group marketing programs are marketing channels the Company uses to increase consumer awareness and to acquire traffic for, and drive users to, its auto buying platforms. The Company's affinity group marketing partners do not provide any part of the service that would result in a vehicle sale for a dealer.

          Marketing and advertising costs to promote the Company's services are expensed as incurred. Media production costs are expensed the first time the advertisement is aired. Marketing and advertising expenses were $15.0 million, $36.5 million and $27.5 million for the years ended December 31, 2011, 2012 and 2013, respectively. Included in the $36.5 million of marketing and advertising expenses for the year ended December 31, 2012 is $20.0 million for a guaranteed minimum number of unique visitors under an agreement with Yahoo! (Note 8). Marketing and advertising expenses were $9.2 million (unaudited) and $27.1 million (unaudited) for the six months ended June 30, 2013 and 2014, respectively. Prepaid expenses include prepaid media costs of $0.5 million, $1.5 million and $3.4 million (unaudited) at December 31, 2012 and 2013, and June 30, 2014, respectively.

Technology and Development

Technology and Development

          Technology and development expenses consist primarily of personnel and related expenses for technology and development staff, including salaries, benefits, bonuses and stock-based compensation, the cost of certain third-party service providers, and allocated overhead. Technology and development expenses are expensed as incurred.

General and Administrative

General and Administrative

          General and administrative expenses consist primarily of personnel and related expenses for administrative, legal, finance and human resource staffs, including salaries, benefits, bonuses and stock-based compensation; professional fees; insurance premiums; other corporate expenses; and allocated overhead.

Stock Based Compensation

Stock-Based Compensation

          On April 18, 2005, TrueCar's Board of Directors adopted the 2005 Stock Plan (the "2005 Plan"). On September 11, 2008, TrueCar.com's Board of Directors adopted the 2008 Stock Plan (the "2008 Plan"). At December 31, 2013, a total of 22,436,208 and 673,266 shares of common stock have been authorized and reserved for issuance under the 2005 Plan and 2008 Plan, respectively, in the form of incentive or nonqualified stock options and stock purchase rights. The Board of Directors of TrueCar, with the advice of and input from the Compensation Committee, determines the terms and conditions of each grant under both plans. Employees, officers, directors, and consultants are eligible to receive stock options and restricted stock awards under the plans.

          The exercise price of nonqualified options may not be less than 85% of the fair market value of the common stock at the date of grant. The exercise price of incentive stock options may not be less than the fair market value of the common stock at the date of grant. The exercise price of incentive stock options granted to individuals that own greater than 10% of the voting stock may not be less than 110% of the fair market value of the common stock at the date of grant. The purchase price of stock purchase rights may not be less than 85% of the fair market value of the common stock at the date of grant. The purchase price of stock purchase rights granted to individuals that own greater than 10% of the voting stock may not be less than 110% of the fair market value of the common stock at the date of grant.

          Options granted under these plans become exercisable at a rate of no less than 20% per year over five years from the grant date, except for options granted to officers, directors, and consultants in which exercise periods are determined based upon such conditions as determined by the Board of Directors and set forth in the option agreement. The term of each option is based upon such conditions as determined by the option agreement; however, the term can be no more than ten years from the date of the grant.

          In the case of an incentive stock option granted to an optionee who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of the Company or any parent or subsidiary, the term of the option is five years from the date of grant or such shorter term as may be provided in the option agreement.

          To date, the Company's stock-based compensation has consisted of stock options and restricted stock awards granted to employees and non-employees.

          The Company recognizes stock-based compensation expense related to employee stock option and restricted stock grants in accordance with ASC 718, Compensation — Stock Compensation. This standard requires the Company to record stock-based compensation expense equal to the fair value of awards granted to employees. The Company determined the fair value of awards granted to employees using the Black-Scholes option pricing model that included the following weighted average assumptions under the plans:

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Risk-free interest rate	2.04%	0.96%	1.41%	1.10%	1.95%
Expected term (years)	6.01	6.00	6.06	6.07	6.26
Expected volatility	48%	60%	61%	63%	58%
Dividend yield	—	—	—	—	—

          The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company's employee stock options.

          The expected term of employee stock options represents the weighted-average period that the stock options are expected to remain outstanding. The expected term of options granted is calculated based upon actual historical exercise and post-vesting cancellations, adjusted for expected future exercise behavior.

          The Company determined the expected volatility assumption for options granted using the frequency of daily historical prices of comparable public company's common stock for a period equal to the expected term of the options. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future stock option grants.

          The dividend yield assumption for options granted is based on the Company's history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its common stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

          As stock-based compensation expense recognized in the Company's consolidated statements of comprehensive loss is based on awards ultimately expected to vest, the amount has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on the Company's historical experience and future expectations.

          Stock-based compensation for employee awards is recognized on a straight-line basis over the requisite period, except for performance-based awards which are recognized using the graded vesting model.

          Compensation expense for non-employee stock-based awards is recognized in accordance with ASC 505, Equity — Equity-Based Payments to Non-Employees. Under this standard, stock option awards issued to non-employees are accounted for at fair value using the Black-Scholes option-pricing model. Management believes that the fair value of the stock options is more reliably measured than the fair value of the services received. The Company records compensation expense based on the then-current fair values of the stock options at each financial reporting date. Compensation recorded during the service period is adjusted in subsequent periods for changes in the stock options' fair value until the earlier of the date at which the non-employee's performance is complete or a performance commitment is reached, which is generally when the stock option vests.

          For purposes of financial accounting for stock-based compensation, the Company has determined the fair values of its options based in part on the work of third-party valuation specialists. The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If the Company had made different assumptions, its stock-based compensation expense and its net loss could have been significantly different.

Income Taxes

Income Taxes

          The Company accounts for income taxes under the liability method. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

          The Company determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued related to unrecognized tax benefits, if any, in its income tax provision in the accompanying statements of comprehensive loss.

Earnings Per Share Attributable to Common Stockholders

Earnings Per Share Attributable to Common Stockholders

          The Company applies the two-class method for calculating basic earnings per share. Under the two-class method, net income (loss) is reduced by cumulative preferred stock dividends and the residual amount is allocated between common stock and other participating securities based on their participation rights. Participating securities comprised of preferred and restricted common stock, which participate in dividends, if declared, by the Company. As the Company has reported a net loss for all periods, and the participating securities were not contractually obligated to share in the losses of the Company, accordingly, no losses were allocated to the participating securities.

          Basic earnings per share is calculated by dividing net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding, net of the weighted average unvested restricted stock subject to repurchase by the Company, if any, during the period. Diluted earnings per share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding, adjusted for the effects of potentially dilutive common stock, which are comprised of stock options and stock warrants, using the treasury-stock method, and convertible preferred stock and notes payable, using the if-converted method. Because the Company reported losses attributable to common stockholders for all periods presented, all potentially dilutive common stock are antidilutive for those periods.

          The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share attributable to common stockholders at December 31, 2011, 2012 and 2013 and at June 30, 2013 and 2014 (in thousands):

	December 31,			June 30,
	2011	2012	2013	2013	2014
				(unaudited)
Options to purchase common stock	15,243	15,419	18,363	16,078	26,665
Common stock warrants	8,697	5,154	5,931	5,251	3,981
Conversion of convertible preferred stock	—	—	2,857	2,857	—
Unvested restricted stock awards	469	122	55	95	741
Contingently redeemable shares	—	126	—	189	—
Convertible promissory notes	—	3,444	—	—	—

Total shares excluded from net loss per share attributable to common stockholders	24,409	24,265	27,206	24,470	31,387

Comprehensive Loss

Comprehensive Loss

          Comprehensive loss encompasses all changes in equity other than those arising from transactions with stockholders, and consists of net loss and unrealized gains and losses on marketable securities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

          Under the Jumpstart Our Business Startups Act ("JOBS Act"), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

          In July 2013, the Financial Accounting Standards Board ("FASB") issued an accounting standards update clarifying that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in certain circumstances. The standards update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance did not have any impact on the Company's consolidated financial statements.

          In April 2014, the FASB issued an accounting standards update clarifying the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. This standards update is effective for fiscal years beginning on or after December 15, 2014. Early adoption is permitted but only for disposals that have not been reported in financial statements previously issued. The adoption of this guidance is not expected to have any impact on the Company's consolidated financial statements.

          In May 2014, the FASB issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace all existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The guidance is effective for annual and interim reporting periods beginning after December 15, 2016. The Company is evaluating the impact of adopting this guidance on its consolidated financial statements.

          In June 2014, the FASB issued new guidance related to stock compensation. The new standard requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and can be applied either prospectively or retrospectively to all awards outstanding as of the beginning of the earliest annual period presented as an adjustment to opening retained earnings. The adoption of this guidance is not expected to have an impact on the Company's consolidated financial statements.

          In August 2014, the FASB issued new guidance requiring management to assess an entity's ability to continue as a going concern. Specifically, the new guidance provides a definition of the term substantial doubt, requires an evaluation every reporting period including interim periods, provides principles for considering the mitigating effect of management's plans, requires certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans, requires an express statement and other disclosures when substantial doubt is not alleviated, and requires an assessment for a period of one year after the date that the financial statements are issued (or available to be issued). The new guidance is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. The adoption of this guidance is not expected to have an impact on the Company's consolidated financial statements.